Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	true
AmendmentDescription	dei_AmendmentDescription	Period End Date = 2011-12-31. We are also amending to add values for the expense example without redemption.
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Hartford Portfolio Diversifier HLS Fund (Prospectus Summary) | Hartford Portfolio Diversifier HLS Fund | CLASS IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HPDSX